Financial investments - Summary of analysis of changes in fair value and corresponding expected credit loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning of year balances	S/ 34,743	S/ 28,050
New originated or purchased assets	120	1,588
Assets matured or derecognized (excluding write-offs)	(8,879)	(1,290)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year	7,646
Others	34,017	6,492
Write-offs
Recoveries
Foreign exchange effect	3,913	(97)
End of year balances	71,560	34,743
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances	6,849	6,446
New originated or purchased assets	120	1,588
Assets matured or derecognized (excluding write-offs)	(811)	(987)
Transfers to Stage 1
Transfers to Stage 2		(4)
Transfers to Stage 3	(422)
Effect on the expected credit loss due to the change of the Stage during the year
Others	(230)	(109)
Write-offs
Recoveries
Foreign exchange effect	3,911	(85)
End of year balances	9,417	6,849
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances	27,894	21,604
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)		(303)
Transfers to Stage 1
Transfers to Stage 2		4
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year
Others	34,247	6,601
Write-offs
Recoveries
Foreign exchange effect	2	(12)
End of year balances	62,143	27,894
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)	(8,068)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	422
Effect on the expected credit loss due to the change of the Stage during the year	7,646
Others
Write-offs
Recoveries
Foreign exchange effect
End of year balances
Gross carrying amount [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	14,010,029	13,143,526
New originated or purchased assets	6,369,854	3,813,427
Assets derecognized or matured (excluding write-offs)	(3,033,956)	(4,012,387)
Change in fair value	244,231	1,062,742
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Foreign exchange effect	312,194	2,721
End of year balances, Financial assets	17,902,352	14,010,029
Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	13,676,854	12,830,281
New originated or purchased assets	6,361,898	3,813,427
Assets derecognized or matured (excluding write-offs)	(3,024,176)	(3,987,934)
Change in fair value	388,695	1,024,945
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	(25,098)
Write offs
Foreign exchange effect	312,039	(3,865)
End of year balances, Financial assets	17,690,212	13,676,854
Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	333,175	313,245
New originated or purchased assets	7,956
Assets derecognized or matured (excluding write-offs)		(24,453)
Change in fair value	(129,146)	37,797
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Foreign exchange effect	155	6,586
End of year balances, Financial assets	212,140	333,175
Gross carrying amount [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)	(9,780)
Change in fair value	(15,318)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	25,098
Write offs
Foreign exchange effect
End of year balances, Financial assets